Document And Entity Information	May 14, 2025
Document Information [Line Items]
Entity, Registrant Name	REKOR SYSTEMS, INC.
Document, Type	8-K
Document, Period End Date	May 14, 2025
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-38338
Entity, Tax Identification Number	81-5266334
Entity, Address, Address Line One	6721 Columbia Gateway Drive
Entity, Address, Address Line Two	Suite 400
Entity, Address, City or Town	Columbia
Entity, Address, State or Province	MD
Entity, Address, Postal Zip Code	21046
City Area Code	410
Local Phone Number	762-0800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	REKR
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001697851